Initial Public Offering (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Ordinary Share Reflected on the Balance Sheet
As of December 31, 2021, the Class A ordinary shares subject to possible redemption reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$276,000,000
Less:
Proceeds allocated to Public Warrants	(18,354,000)
Ordinary share issuance costs	(14,661,607)
Plus:
Accretion of carrying value to redemption value	33,015,607

Class A ordinary shares subject to possible redemption	$276,000,000